Commitments And Contingencies (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 02, 2013	Jan. 31, 2008	Jan. 31, 2007	Dec. 31, 2013 item		Dec. 31, 2012
Line of Credit Facility [Line Items]
Percentage of gross sales of restaurants				5.00%
Period of time of franchise agreement				3 years
Aggregate amount that Company must reinvest				$ 180,000,000
Minimum number of new restaurants				250
Temporary royalty waivers				8,000,000		5,000,000
Temporary royalty waivers for fiscal year 2014	18,000,000
Provision of contingencies, before judicial deposits				22,341,000		27,818,000
Judicial deposits				7,519,000	[1]	7,219,000	[1]
Provision for contingencies				14,822,000		20,599,000
Provision for contingencies, current				1,748,000		507,000
Provision for contingencies, noncurrent				13,074,000		20,092,000
Damage sought		66,700,000	11,000,000
Tax law, loss possibility maximum				20,000,000
Tax law, loss possibility minimum				13,000,000
Number of miles radius of franchise restaurant				3
Amount of provision for contingencies covered by indemnification agreement				3,696,000
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount				80,000,000
Amounts have been drawn				$ 0

[1]	Judicial deposits. It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil. During fiscal years 2013, 2012 and 2011, there were a net increase (decrease) amounting to $300, $367 and $(20,521), respectively; including foreign currency translation for $(1,049), $(671) and $(3,911), respectively.